Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

Note 10. Related Party Transactions

        In connection with the Merger and the related transactions, the Company entered into a consulting agreement with CD&R under which CD&R provided the Company with on-going consulting and management advisory services. The annual management fee payable under the consulting agreement with CD&R is $6.25 million. Under this agreement, the Company recorded management fees in each of the years ended December 31, 2011, 2010 and 2009 of $6.25 million, which is included in Selling and administrative expenses in the Consolidated Statements of Operations. The consulting agreement also provides that CD&R may receive additional fees in connection with certain subsequent financing and acquisition or disposition transactions. The consulting agreement will terminate on July 24, 2017, unless terminated earlier at CD&R's election.

        In addition, in August 2009, the Company entered into consulting agreements with Citigroup, BAS and JPMorgan, each of which is an Equity Sponsor or an affiliate of an Equity Sponsor. Under the consulting agreements, Citigroup, BAS and JPMorgan each provide the Company with on-going consulting and management advisory services through June 30, 2016 or the earlier termination of the existing consulting agreement between the Company and CD&R. On September 30, 2010, Citigroup transferred the management responsibility for certain investment funds that own shares of common stock of Holdings to StepStone and Lexington Partners Advisors LP. Citigroup also assigned its obligations and rights under its consulting agreement to StepStone, and beginning in the fourth quarter of 2010, the consulting fee otherwise payable to Citigroup became payable to StepStone. The Company paid annual management fees of $0.5 million, $0.5 million and $0.25 million to StepStone, BAS and JPMorgan, respectively. The Company recorded consulting fees related to these agreements in each of the years ended December 31, 2011, 2010 and 2009 of $1.25 million, which is included in Selling and administrative expenses in the Consolidated Statements of Operations. As of December 22, 2011, Holdings purchased from BAS 7.5 million shares of capital stock of Holdings. Effective January 1, 2012, the annual management fee payable to BAS was reduced to $0.25 million.

        In 2008 and 2009, Holdings completed open market purchases totaling $65.0 million in face value of the 2015 Notes for a cost of $21.4 million. On December 21, 2011, the Company purchased from Holdings and retired $65.0 million in face value of the 2015 Notes for an aggregate purchase price of $68.0 million, which included payment of accrued interest of $3.0 million. During the years ended December 31, 2011, 2010 and 2009, the Company recorded interest expense of $6.8 million, $7.0 million and $6.9 million, respectively, related to 2015 Notes held by Holdings. During the years ended December 31, 2011, 2010 and 2009, the Company paid interest to Holdings in the amount of $10.0 million, $7.0 million and $6.5 million, respectively. Interest accrued by the Company and payable to Holdings as of December 31, 2010 amounted to $3.2 million. As a result of the purchase of the 2015 Notes from Holdings, the Company did not have interest payable to Holdings as of December 31, 2011.